Capital assets - 2019 Impairment (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 CAD ($) € / MMBTU	Dec. 31, 2018 CAD ($)
Disclosure of Capital assets [Line Items]
Impairment | $	$ 46,056	$ 0
Discount rate applied to cash flow projections	9.00%
Increase in the after-tax discount rate (in percent)	1.00%
Increase (decrease) in estimated recoverable amount due to change in discount rate | $	$ (14,700)
Impairment due to change in discount rate | $	$ 60,800
Decrease in revenues (in percent)	5.00%
Increase (decrease) in estimated recoverable amount due to change in revenues | $	$ (28,600)
Impairment due to change in revenues | $	$ 74,700
2020
Disclosure of Capital assets [Line Items]
Price estimates issued by Sproule	5.58
2021
Disclosure of Capital assets [Line Items]
Price estimates issued by Sproule	5.51
2022
Disclosure of Capital assets [Line Items]
Price estimates issued by Sproule	5.54
2023
Disclosure of Capital assets [Line Items]
Price estimates issued by Sproule	5.65
2024
Disclosure of Capital assets [Line Items]
Price estimates issued by Sproule	5.77
2025
Disclosure of Capital assets [Line Items]
Price estimates issued by Sproule	5.88
2026
Disclosure of Capital assets [Line Items]
Price estimates issued by Sproule	6.00
2027
Disclosure of Capital assets [Line Items]
Price estimates issued by Sproule	6.12
2028
Disclosure of Capital assets [Line Items]
Price estimates issued by Sproule	6.24
2029
Disclosure of Capital assets [Line Items]
Price estimates issued by Sproule	6.37